Note 4 - Advances for Vessels Under Construction	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Advances for Vessel Under Construction [Text Block]
4.	Advances for vessels under construction

On  June 29, 2021, the Company signed a contract for the construction of two eco-design fuel efficient feeder containerships with a carrying capacity of about 2,800 teu each.  The first vessel named M/V “Gregos” was delivered to the Company on April 6, 2023 and the second vessel named “Terataki” was delivered to the Company on July 6, 2023 (see Note 5). The total consideration paid for these two shipbuilding contracts amounted to $80.5 million. The Company paid another $4.4 million for costs relating to the construction and to make the vessel available for use, as well as capitalized interest costs. The cost of these newbuilding contracts was financed with a combination of own cash and a bank loan of $26 million for each of the vessels (refer to Note 8).

On January 28, 2022, the Company signed a contract for the construction of two eco-design fuel efficient feeder containerships. The vessels will have a carrying capacity of about 2,800 teu each and will be built at Hyundai Mipo Dockyard Co. in South Korea. The total contracted consideration for these two newbuilding contracts is approximately $88.8 million. Within the years ended December 31, 2022 and 2023, the Company paid $12.8 million and $21.3 million, respectively, related to shipyard installments for the construction of these two vessels. The first vessel named M/V “Tender Soul” was delivered to the Company on February 6, 2024 and the second vessel named “Leonidas” was delivered to the Company on April 25, 2024 (see Note 19). The cost of newbuilding contract of M/V “Tender Soul" was financed with a combination of own cash and a sale and leaseback financing transaction of $27 million (see Note 19) for the first vessel and a bank loan of $22 million for the second vessel (see Note 19).

On March 18, 2022, the Company signed a contract for the construction of three 1,800 teu eco-design fuel efficient feeder containerships. The vessels will have a carrying capacity of about 1,800 teu each and will be built at Hyundai Mipo Dockyard Co. in South Korea. The three newbuildings are scheduled to be delivered during the second quarter of 2024. The total contracted consideration for the construction of the three vessels is approximately $101.6 million. Within the years ended December 31, 2022 and 2023, the Company paid $10.2 million and $20.3 million, respectively, related to shipyard installments for the construction of these three vessels.

On May 20, 2022, the Company exercised its option to proceed with the construction of two additional eco-design fuel efficient containerships. The vessels will have a carrying capacity of about 2,800 teu each and will be built at Hyundai Mipo Dockyard Co. in South Korea. The two newbuildings are scheduled to be delivered during the fourth quarter of 2024. The total contracted consideration for these two newbuilding contracts is approximately $89.3 million. Within each of the years ended December 31, 2022 and 2023 the Company paid $8.6 million, related to shipyard installments for the construction of these two vessels.

Advances for vessels under construction of $59.1 million and $85.4 million as of  December 31, 2022 and 2023, respectively, are included in the consolidated balance sheets and relate mainly to progress payments according to the agreements entered into with the shipyard, capitalized interest as well as legal and other costs related to the construction. See Note 11 for the outstanding commitments to the shipyard. The Company intends to finance the cost of all newbuilding contracts with a combination of debt and own cash.

The amounts in the accompanying audited condensed consolidated balance sheets are as follows:

Costs
Balance, January 1, 2022	7,615,958
Advances for vessels under construction	51,467,636
Balance, December 31, 2022	59,083,594
Advances for vessels under construction	111,194,917
Newbuilding vessel “Gregos” delivered during the period	(42,356,864)
Newbuilding vessel “Terataki” delivered during the period	(42,545,997)
Balance, December 31, 2023	85,375,650